UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 8, 2013


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $2,022,725 (K)

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874784   45284  1166500 SH		SOLE			0  1129800   36700
AUTOMATIC DATA PROCESSIN	COMMON		053015103  145487  2237233 SH		SOLE			0  2167233   70000
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   61242   587734 SH		SOLE			0   569484   18250
COCA COLA CO			COMMON		191216100  106542  2634566 SH		SOLE			0  2551966   82600
CONOCOPHILLIPS			COMMON		20825C104   33223   552800 SH		SOLE			0   535800   17000
DISNEY WALT CO			COM DISNEY	254687106  164935  2903779 SH		SOLE			0  2813043   90736
GOLDMAN SACHS GROUP INC		COMMON		38141G104   70463   478850 SH		SOLE			0   463900   14950
INTERNATIONAL BUSINESS M	COMMON		459200101  176822   828984 SH		SOLE			0   802734   26250
JOHNSON & JOHNSON		COMMON		478160104  133726  1640200 SH		SOLE			0  1589700   50500
LOWES COS INC			COMMON		548661107   79516  2096933 SH		SOLE			0  2030333   66600
MICROSOFT CORP			COMMON		594918104   66953  2340600 SH		SOLE			0  2267300   73300
PEPSICO INC			COMMON		713448108  133816  1691517 SH		SOLE			0  1638067   53450
PROCTER & GAMBLE CO		COMMON		742718109  151862  1970700 SH		SOLE			0  1909700   61000
SCHLUMBERGER LTD		COMMON		806857108  146376  1954550 SH		SOLE			0  1893300   61250
STRYKER CORP			COMMON		863667101  101944  1562600 SH		SOLE			0  1513500   49100
TARGET CORP			COMMON		87612E106   58189   850100 SH		SOLE			0   823100   27000
3M CO				COMMON		88579Y101  131789  1239667 SH		SOLE			0  1200667   39000
WAL MART STORES INC		COMMON		931142103   67280   899100 SH		SOLE			0   871000   28100
WELLS FARGO & CO NEW		COMMON		949746101  147277  3981533 SH		SOLE			0  3854533  127000
